STOCK-BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Stock Options Activity [Line Items]
Outstanding at beginning of year	62,550	54,630	40,330
Granted, Number of options	11,000	9,950	15,200
Exercised, Number of Options	(3,575)	(900)	(500)
Expired, Number of Options	0	(1,130)	0
Forfeited, Number of Options	(600)	0	(400)
Outstanding at year-end	69,375	62,550	54,630
Outstanding at beginning of year, Weighted Average Exercise Price	$ 16.63	$ 15.83	$ 14.45
Granted, Weighted Average Exercise Price	$ 24.47	$ 21.35	$ 19.28
Exercised, Weighted Average Exercise Price	$ 12.85	$ 12.30	$ 12.30
Expired, Weighted Average Exercise Price	$ 0	$ 22.75	$ 0
Forfeited, Weighted Average Exercise Price	$ 15.79	$ 0	$ 12.30
Outstanding at year-end, Weighted Average Exercise Price	$ 18.08	$ 16.63	$ 15.83
Options exercisable at year-end	46,775	39,201	29,199	46,775
Options exercisable at year-end , Weighted Average Exercise Price	$ 15.99	$ 14.69	$ 14.01
Weighted average fair value of options granted during the year	$ 4.11	$ 3.63	$ 3.01